Write-down and Loss on Sale of Assets	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Sale of Assets and Asset Impairment Charges	Gain on Sale and Write-down of Assets
During the year ended December 31, 2024, the Company completed the sales of two Aframax / LR2 tankers and one Suezmax tanker for a total price of $88.3 million, with an aggregate gain on sales of $39.5 million.

During the year ended December 31, 2023, the Company completed the sale of one Aframax / LR2 tanker for $23.0 million, with a gain on sale of $10.4 million.

During the year ended December 31, 2022, the Company completed the sales of three Aframax / LR2 tankers and one Suezmax tanker for a total price of $68.4 million, with an aggregate gain on sales of $9.4 million. During the year ended December 31, 2022, the previous write-down of $0.6 million for one of these vessels was reversed to reflect its agreed sales price.

During the years ended December 31, 2024 and 2022, the Company recorded write-downs of $1.4 million and $1.1 million, respectively, on its operating lease right-of-use assets, which were written-down to their estimated fair values based on prevailing charter rates for comparable periods, due to a reduction in these charter rates.